Subsequent event	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Subsequent event
35.	Subsequent event

Approval for the sale of Tremembé landfill

On April 25, 2019, the Company and its Board of Directors approved the plan to sell the Company’s stake in the landfill located at the municiapily of Tremembé, state of São Paulo. Negotiations with some investors already started and it is expected that the sale will be completed within one year.